Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Interest expense on deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2017	2016	2015
Interest bearing checking accounts	$478	$473	448
Savings accounts	1,729	2,148	2,468
Time deposits and money market accounts	10,983	11,592	12,067
Total	$13,190	$14,213	14,983

Maturity of total time deposits
At December 31, 2017, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$652,270
1 to 2 years	392,618
2 to 3 years	15,849
3 to 4 years	1,585
4 to 5 years	4,474
Over 5 years	170
$1,066,966